ORDINARY DIVIDENDS - Summary of Ordinary Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.319	£ 0.394	£ 0.394
Amounts recognised as distributions to equity holders	£ 343	£ 425	£ 423
Previous period final amount
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.244	£ 0.244	£ 0.244
Amounts recognised as distributions to equity holders	£ 262	£ 263	£ 262
Interim period amount
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.075	£ 0.150	£ 0.150
Amounts recognised as distributions to equity holders	£ 81	£ 162	£ 161